Financial instruments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial instruments

37.  Financial instruments

Credit risk

Exposure to credit risk:

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date is:

		2021	2020
Trade receivables	20	4,443,371	3,688,248
Contract assets	22	1,247,741	1,100,166
Receivables from financial services	21	2,152,185	1,962,098
Cash and cash equivalents (*)	25	18,628,481	11,860,376
Derivative financial instruments	36	2,131,070	917,437
Other current & non-current assets (**)	24	195,050	124,822
Financial assets at amortized cost	26	4,164	172,363
Financial assets at fair value through other comprehensive income	26	1,427,811	529,610
Due from related parties	40	145,095	16,476
		30,374,968	20,371,596

(*)	Cash in hand is excluded from cash and cash equivalents.

(**) Prepaid expenses, VAT receivable, receivable from the Ministry of Transport and Infrastructure of Turkey and advances given are excluded from other current assets and other non-current assets.

Credit quality:

The maximum exposure to credit risk for trade and subscriber receivables, other assets and cash and cash equivalent arising from sales transactions, including those classified as due from related parties at the reporting date by type of customer is:

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Other assets at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
31 December 2021 (*)	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	25,748,284	324,138	123,488	56,496	38,589	43,037	741,625	380,437	156,598	27,612,692
Loss Allowance	75,924	8,572	5,917	5,401	4,848	5,979	239,104	223,341	68,564	637,650

(*)  Other Assets includes trade receivables, subscriber receivables, derivative financial instruments, financial assets, other assets, cash and cash equivalent and due from related parties.

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Contract assets at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
31 December 2021	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	1,253,982	—	—	—	—	—	—	—	—	1,253,982
Loss Allowance	6,241	—	—	—	—	—	—	—	—	6,241

37.  Financial instruments (continued)

Credit quality: (continued)

			Less	Less
Other assets from financial		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
services at 31 December 2021		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
(**)	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	1,878,048	232,589	20,374	9,861	11,571	5,819	75,940	5,963	4,114	2,244,279
Loss Allowance	12,294	2,163	296	156	5,511	3,142	58,471	5,947	4,114	92,094

(**) Other Assets includes trade receivables and subscriber receivables from financial services.

			Less	Less			Less Than
		Less Than	Than 60	Than 90	Less Than	Less Than	150 Days -	Less Than	Less Than
Other assets at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	3 - 4 years	4 - 5 years
1 January 2021 (*)	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	16,188,078	296,758	62,726	45,682	36,112	31,368	727,462	290,736	257,790	17,936,712
Loss Allowance	71,273	5,042	3,148	3,726	5,334	5,947	250,393	163,799	118,718	627,380

(*) Other Assets includes trade receivables, subscriber receivables, derivative financial instruments, financial assets, other assets, cash and cash equivalent and due from related parties.

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Contract assets at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years Past	5 years Past
1 January 2021	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	1,105,409	—	—	—	—	—	—	—	—	1,105,409
Loss Allowance	5,243	—	—	—	—	—	—	—	—	5,243

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Other assets from financial		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years Past	5 years Past
services at 1 January 2021 (**)	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	1,798,720	109,724	22,023	8,714	7,021	6,044	157,821	5,479	1,100	2,116,646
Loss Allowance	11,483	1,192	407	204	3,483	3,146	128,084	5,449	1,100	154,548

(**) Other Assets includes trade receivables and subscriber receivables from financial services.

Impairment losses

Movements in the provision for impairment of trade receivables, contract assets, other assets and due from related parties are as follows:

	31 December	31 December
	2021	2021
	Contract Asset	Other Asset
Opening balance	5,243	627,380
Provision for impairment recognized during the year	998	459,711
Amounts collected	—	(200,225)
Receivables written off during the year as uncollectible	—	(300,405)
Disposal of subsidiaries	—	—
Exchange differences	—	51,189
Closing balance	6,241	637,650

37.  Financial instruments (continued)

Impairment losses (continued)

	31 December	31 December
	2020	2020
	Contract Asset	Other Asset
Opening balance	4,690	627,578
Provision for impairment recognized during the year	553	452,506
Amounts collected	—	(153,674)
Receivables written off during the year as uncollectible	—	(300,119)
Disposal of subsidiaries	—	(49)
Exchange differences	—	1,138
Closing balance	5,243	627,380

Movements in the provision for impairment of trade receivables, subscriber receivables, other assets and cash and cash equivalents from financial services are as follows:

	31 December	31 December
	2021	2020
Opening balance	154,548	163,500
Provision for impairment recognized during the year	66,678	126,246
Amounts collected	(56,000)	(76,036)
Exchange differences	—	(96)
Unused amount reversed (*)	(73,132)	(59,066)
Closing balance	92,094	154,548
(*)

Turkcell Finansman signed a transfer of claim agreement with a debt management company to transfer some of its doubtful receivables stemming from the years 2016 and 2020. Transferred doubtful receivables comprise of balances that Turkcell Finansman started legal proceedings for.

37. Financial instruments (continued)

Liquidity risk

The table below analyses the Group’s financial liabilities by considering relevant maturity groupings based on their contractual maturities for:

●	all non-derivative financial liabilities, and
●	gross settled derivative financial instruments for which contractual maturities are essential for an understanding of the timing of the cash flows,

	31 December 2021							31 December 2020
	Carrying	Contractual	6 months	6-12	1-2	2-5	More than 5	Carrying	Contractual	6 months	6-12	1-2	2-5	More than 5
	Amount	cash flows	or less	Months	years	years	Years	Amount	cash flows	or less	months	years	years	Years
Non-derivative financial liabilities
Secured bank loans	512,879	(529,928)	(122,908)	(121,959)	(145,849)	(139,212)	—	295,804	(306,496)	(91,265)	(54,792)	(107,483)	(52,956)	—
Unsecured bank loans	19,950,956	(21,636,278)	(5,169,649)	(1,850,068)	(3,428,360)	(9,688,566)	(1,499,635)	11,829,178	(12,828,540)	(3,040,325)	(1,136,973)	(2,197,659)	(5,426,921)	(1,026,662)
Debt securities issued	13,408,433	(17,479,087)	(489,609)	(384,875)	(769,750)	(8,590,541)	(7,244,312)	7,362,554	(10,044,816)	(264,517)	(211,957)	(423,914)	(4,941,992)	(4,202,436)
Lease liabilities	2,905,865	(4,593,322)	(693,003)	(569,289)	(725,070)	(1,273,652)	(1,332,308)	2,098,886	(3,210,148)	(480,282)	(360,908)	(540,721)	(987,430)	(840,807)
Trade and other payables*	4,615,606	(4,812,238)	(4,808,900)	(3,338)	—	—	—	3,467,338	(3,611,158)	(3,609,779)	(430)	(949)	—	—
Due to related parties	65,156	(87,294)	(87,294)	—	—	—	—	40,355	(40,355)	(40,355)	—	—	—	—
Consideration payable in relation to acquisition of BeST and Boyut Enerji (Note 29)	761,536	(1,339,566)	—	—	(6,665)	(73,310)	(1,259,591)	475,879	(734,050)	—	—	—	(24,382)	(709,668)
Derivative financial liabilities
Participating Cross Currency Swap and FX swap contracts	71,325	159,206	20,366	19,747	20,922	98,171	—	119,111	(265,863)	(44,853)	(46,645)	(70,212)	(101,591)	(2,562)
Buy	—	2,633,924	286,409	287,361	539,356	1,520,798	—	—	3,077,236	792,428	363,174	579,502	1,055,551	286,581
Sell	—	(2,474,718)	(266,043)	(267,614)	(518,434)	(1,422,627)	—	—	(3,343,099)	(837,281)	(409,819)	(649,714)	(1,157,142)	(289,143)
TOTAL	42,291,756	(50,318,507)	(11,350,997)	(2,909,782)	(5,054,772)	(19,667,110)	(11,335,846)	25,785,685	(31,143,819)	(7,673,769)	(1,811,705)	(3,340,938)	(11,535,272)	(6,782,135)
*	Advances received, license fee accruals, taxes and withholding taxes payable are excluded from trade and other payables.

37. Financial instruments (continued)

Foreign exchange risk

The Group’s exposure to foreign exchange risk at the end of the reporting period, based on notional amounts, was as follows:

	31 December 2021
	USD	EUR	RMB
Foreign currency denominated assets
Other non-current assets	188	11	—
Financial asset at fair value through other comprehensive income	85,029	16,453	—
Due from related parties - current	—	13	—
Trade receivables and contract assets	14,729	20,135	—
Other current assets	10,297	5,931	14,079
Cash and cash equivalents	814,899	141,110	71,600
	925,142	183,653	85,679
Foreign currency denominated liabilities
Loans and borrowings - non-current	(302,607)	(504,992)	(344,052)
Debt securities issued - non-current	(942,374)	—	—
Lease obligations - non-current	(3,460)	(16,829)	—
Other non-current liabilities	(56,888)	—	—
Loans and borrowings - current	(89,379)	(205,687)	(102,395)
Debt securities issued - current	(55,938)	—	—
Lease obligations - current	(2,589)	(3,274)	—
Other current liabilities	(953)	(8,752)	—
Trade and other payables - current	(96,236)	(17,010)	(363,670)
Due to related parties	—	(305)	—
	(1,550,424)	(756,849)	(810,117)

Financial liabilities defined as hedging instruments	16,987	261,680	—
Exposure related to derivative instruments
Participating cross currency swap and FX swap contracts	244,583	32,022	167,476
Currency forward contracts	517,242	—	—
Net exposure	153,530	(279,494)	(556,962)

37. Financial instruments (continued)

Foreign exchange risk (continued)

	31 December 2020
	USD	EUR	RMB
Foreign currency denominated assets
Other non-current assets	69	11	—
Financial asset at fair value through other comprehensive income	8,848	64,956	—
Due from related parties - current	—	—	—
Trade receivables and contract assets	13,234	15,239	—
Other current assets	11,769	3,737	—
Cash and cash equivalents	1,061,644	85,856	4,801
	1,095,564	169,799	4,801
Foreign currency denominated liabilities
Loans and borrowings - non-current	(342,930)	(543,680)	(160,398)
Debt securities issued - non-current	(940,137)	—	—
Lease obligations - non-current	(6,822)	(17,000)	—
Other non-current liabilities	(64,829)	—	—
Loans and borrowings - current	(85,526)	(244,057)	(92,931)
Debt securities issued - current	(55,938)	—	—
Lease obligations - current	(721)	(3,598)	—
Trade and other payables - current	(174,039)	(23,944)	(487,738)
Due to related parties	—	(11)	—
	(1,670,942)	(832,290)	(741,067)

Financial liabilities defined as hedging instruments	—	164,634	—
Exposure related to derivative instruments
Participating cross currency swap and FX swap contracts	440,036	535,939	190,421
Currency forward contracts	256,118	—	—
Net exposure	120,776	38,082	(545,845)

37. Financial instruments (continued)

Exposure to currency risk

Sensitivity analysis

The basis for the sensitivity analysis to measure foreign exchange risk is an aggregate corporate-level currency exposure. The aggregate foreign exchange exposure is composed of all assets and liabilities denominated in foreign currencies, the analysis excludes net foreign currency investments.

A 10% strengthening/weakening of the TL, UAH, BYN, EUR against the following currencies as at 31 December 2021 and 31 December 2020 would have increased/(decreased) profit or loss before by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Sensitivity analysis
31 December 2021
	Profit/(Loss)		Equity
	Appreciation of	Depreciation of	Appreciation of	Depreciation of
	foreign currency	foreign currency	foreign currency	foreign currency

1- USD net asset/liability	191,136	(191,136)	—	—
2- Hedged portion of USD risk (-)	—	—	17,218	(20,995)
3- USD net effect (1+2)	191,136	(191,136)	17,218	(20,995)

4- EUR net asset/liability	(421,664)	421,664	—	—
5- Hedged portion of EUR risk (-)	—	—	24,020	(24,020)
6- EUR net effect (4+5)	(421,664)	421,664	24,020	(24,020)

7- Other foreign currency net asset/liability (RMB)	(116,071)	116,071	—	—
8- Hedged portion of other foreign currency risk (-) (RMB)	—	—	(1,960)	1,960
9- Other foreign currency net effect (7+8)	(116,071)	116,071	(1,960)	1,960
Total (3+6+9)	(346,599)	346,599	39,278	(43,055)

37. Financial instruments (continued)

Exposure to currency risk (continued)

Sensitivity analysis (continued)

Sensitivity analysis
31 December 2020
	Profit/(Loss)		Equity
	Appreciation of	Depreciation of	Appreciation of	Depreciation of
	foreign currency	foreign currency	foreign currency	foreign currency

1- USD net asset/liability	88,656	(88,656)	—	—
2- Hedged portion of USD risk (-)	—	—	(14,984)	14,984
3- USD net effect (1+2)	88,656	(88,656)	(14,984)	14,984

4- EUR net asset/liability	34,304	(34,304)	—	—
5- Hedged portion of EUR risk (-)	—	—	(79,669)	79,669
6- EUR net effect (4+5)	34,304	(34,304)	(79,669)	79,669

7- Other foreign currency net asset/liability (RMB)	(61,036)	61,036	—	—
8- Hedged portion of other foreign currency risk (-) (RMB)	—	—	(192)	192
9- Other foreign currency net effect (7+8)	(61,036)	61,036	(192)	192
Total (3+6+9)	61,924	(61,924)	(94,845)	94,845

Interest rate risk

As at 31 December 2021 and 2020 the interest rate profile of the Group’s variable rate interest-bearing financial instruments was:

		31 December 2021		31 December 2020
		Effective		Effective
		Interest	Carrying	interest	Carrying
	Note	Rate	Amount	rate	Amount
Variable rate instruments
USD floating rate loans	30	3.1%	(3,999,264)	3.2%	(2,644,049)
EUR floating rate loans	30	2.3%	(9,188,487)	2.2%	(5,660,654)

37. Financial instruments (continued)

Cash flow sensitivity analysis for variable rate instruments:

An increase/decrease of interest rates by 100 basis points would have (decreased)/increased equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign exchange rates, remain constant. The analysis is performed on the same basis at 31 December 2021 and 2020:

	Profit or loss		Equity
	100 bps	100 bps	100 bps	100 bps
	increase	decrease	increase	decrease
31 December 2021
Variable rate instruments (financial liability)	(103,782)	103,782	—	—
Cash flow sensitivity (net)	(103,782)	103,782	—	—
31 December 2020
Variable rate instruments (financial liability)	(23,510)	23,510	—	—
Cash flow sensitivity (net)	(23,510)	23,510	—	—

37. Financial instruments (continued)

Fair values

Fair value of the Group’s financial assets and financial liabilities that are measured at fair value on a recurring basis

This section explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the Group has classified its financial instruments into the three levels prescribed under the accounting standards. An explanation of each level is as follows:

• Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

• Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and

• Level 3 inputs are unobservable inputs for the asset or liability.

Valuation inputs and relationships to fair value

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurement of contingent consideration.

	Fair value at			Inputs
	31	31		31	31
	December	December	Unobservable	December	December	Relationship of unobservable inputs to
	2021	2020	Inputs	2021	2020	fair value
Contingent consideration	758,261	475,879	Risk-adjusted discount rate	6.8%-8.0%	4.3%- 5.6%	An increase/decrease in the discount rate by 100 bps would change FV by TL (51,092) and TL 55,485, respectively.
			Expected settlement date	in instalments between 2026-2031	in instalments between 2025-2030	If expected settlement date extended/shortened by 1-year, FV would change by TL (53,167) and TL 57,145, respectively.

Changes in the consideration payable in relation to acquisition of BeST for the years ended 31 December 2021 and 31 December 2020 are stated below:

	2021	2020
Opening balance	475,879	359,554
Losses recognized in profit or loss	282,382	116,325
Closing balance	758,261	475,879

37. Financial instruments (continued)

Financial assets:

Carrying values of a significant portion of financial assets do not differ significantly from their fair values due to their short-term nature. Fair values of financial assets are presented in Note 26.

Financial liabilities:

As at 31 December 2021 and 31 December 2020; for the majority of the borrowings, the fair values are not materially different to their carrying amounts since the interest payable on those borrowings is either close to current market rates or the borrowings are of a short-term nature.

The carrying amounts and fair values of non-current borrowings and current portion of non-current borrowings are as follows:

	Carrying	Fair
As at 31 December 2021:	amount	value
Bank loans	16,696,250	16,622,479
Debt securities	13,306,495	13,233,743

	Carrying	Fair
As at 31 December 2020:	amount	value
Bank loans	4,615,559	4,646,152
Debt securities	7,311,688	7,949,084

Fair value of cash and cash equivalents and debt securities issued are classified as level 1 and fair value of other financial assets and liabilities are classified as level 2.